GOODWILL	6 Months Ended
Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL
6.
GOODWILL

There were no changes in the carrying amount of goodwill for the six months ended June 30, 2024.

	As of December 31,	As of June 30,
	2023	2024
	US$	US$
Balance at the beginning of period	2,492,668	2,492,668
Balance at the end of period	2,492,668	2,492,668

As of June 30, 2024, there had not been any accumulated goodwill impairment provided.